UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 75.3%

Security	Principal Amount (000’s omitted)		Value
Angola — 0.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	11,457	$11,424,920

Total Angola			$11,424,920

Argentina — 1.6%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	$14,566,809
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	15,269,151

Total Argentina			$29,835,960

Armenia — 0.6%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	10,171	$10,106,923

Total Armenia			$10,106,923

Bangladesh — 2.4%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,086,793
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,998,360
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,598,972
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,143,754
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,160,227
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	884,721
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,458,454
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,397,113
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,274,857
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,448,595
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	815,372
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,594,619
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,233,447
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,171,990
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,030,991
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	491,513
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,650,908

Total Bangladesh			$43,440,686

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	17,612	$16,247,070
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,504,587

Total Barbados			$18,751,657

Colombia — 0.4%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$6,863,200

Total Colombia			$6,863,200

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	18,273	$20,168,675
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	10,716	11,959,768
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	8,432	9,792,925
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	8,811	10,259,706

Total Cyprus			$52,181,074

Dominican Republic — 2.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,795,950
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	7,375	7,448,750
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	4,285	5,211,417

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	$3,976,466
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,720,420
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,561,237
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	480,699
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,846,270
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,158,393
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	261,763

Total Dominican Republic			$43,461,365

Ecuador — 7.9%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$57,938,725
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	17,088,428
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	44,377,995
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	27,476	26,309,369

Total Ecuador			$145,714,517

Iceland — 2.1%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$617,565
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	5,481,019
Republic of Iceland, 6.50%, 1/24/31	ISK	355,681	1,926,930
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,428,286
Republic of Iceland, 7.25%, 10/26/22	ISK	355,491	2,756,237
Republic of Iceland, 8.00%, 6/12/25	ISK	1,168,314	7,032,349
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,274,300

Total Iceland			$39,516,686

India — 5.2%
India Government Bond, 7.16%, 5/20/23	INR	1,138,440	$16,918,436
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,194,359
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,293
India Government Bond, 8.28%, 9/21/27	INR	729,000	11,551,211
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,975,013
India Government Bond, 8.83%, 11/25/23	INR	1,429,290	23,367,274

Total India			$96,761,586

Indonesia — 2.0%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	34,415	$37,484,097

Total Indonesia			$37,484,097

Iraq — 2.5%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	58,493	$46,718,359

Total Iraq			$46,718,359

Ivory Coast — 0.8%
Ivory Coast, 6.375%, 3/3/28(4)	USD	15,800	$15,049,500

Total Ivory Coast			$15,049,500

Jamaica — 0.2%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	4,364	$4,342,180

Total Jamaica			$4,342,180

Kazakhstan — 4.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	73,155	$72,551,471
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	5,840	5,797,368

Total Kazakhstan			$78,348,839

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,353,610
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	819,169
Republic of Kenya, 6.875%, 6/24/24(1)	USD	7,656	7,552,644

Total Kenya			$11,725,423

Security	Principal Amount (000’s omitted)		Value
Lebanon — 1.9%
Lebanese Republic, 8.50%, 8/6/15	USD	750	$750,825
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,201,410
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	6,484,640	4,330,838
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	3,052,640	2,039,751

Total Lebanon			$35,322,824

Macedonia — 2.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	13,889	$14,887,516
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	35,205,228
Republic of Macedonia, 4.625%, 12/8/15	EUR	3,151	3,465,087

Total Macedonia			$53,557,831

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	18,529	$12,547,738
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	35,660	26,934,946

Total New Zealand			$39,482,684

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	9,995	$9,965,115

Total Nigeria			$9,965,115

Pakistan — 2.8%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,507,082
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,308,460
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	8,752	9,156,780
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	25,305	27,139,613
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	7,149,285

Total Pakistan			$51,261,220

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	529,000	$13,195,794

Total Philippines			$13,195,794

Romania — 2.7%
Romania Government Bond, 3.625%, 4/24/24(1)	EUR	15,449	$18,338,645
Romania Government Bond, 4.375%, 8/22/23(1)	USD	296	310,030
Romania Government Bond, 4.875%, 1/22/24(1)	USD	594	640,786
Romania Government Bond, 5.80%, 7/26/27	RON	25,140	7,284,678
Romania Government Bond, 5.85%, 4/26/23	RON	47,790	13,656,990
Romania Government Bond, 6.75%, 2/7/22(1)	USD	8,894	10,528,273

Total Romania			$50,759,402

Rwanda — 1.0%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	17,778	$18,153,471

Total Rwanda			$18,153,471

Serbia — 6.8%
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	$17,084,566
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,686,934
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,065,047
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,009,010
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,081,883
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,949,188
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,064,168
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	14,038,123
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	39,337,083
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	387,310	3,595,223

Total Serbia			$125,911,225

Security	Principal Amount (000’s omitted)		Value
Slovenia — 2.0%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	$14,742,613
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	22,910,335

Total Slovenia			$37,652,948

Sri Lanka — 2.4%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$17,283,941
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,605,900
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,181,020
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	5,907,038
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	12,769,946

Total Sri Lanka			$44,747,845

Tanzania — 1.6%
United Republic of Tanzania, 6.397%, 3/9/20(1)(6)	USD	29,790	$29,901,712

Total Tanzania			$29,901,712

Thailand — 1.3%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	922,705	$23,806,376

Total Thailand			$23,806,376

Turkey — 2.8%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	2,521	$852,044
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	64,134	23,190,043
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	38,949	14,083,654
Turkey Government Bond, 3.00%, 2/23/22(5)	TRY	18,873	6,824,117
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	17,930	6,764,613

Total Turkey			$51,714,471

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$395,619

Total Uganda			$395,619

Ukraine — 0.0%(7)
Ukraine Government International Bond, 6.875%, 9/23/15(1)	USD	580	$363,892

Total Ukraine			$363,892

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	$1,361,032
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,497,456
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,644,184
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	198,987
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,791,773
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	730,514
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	89,740	2,947,437
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	118,390	4,087,949
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(5)	UYU	102,868	3,585,094

Total Uruguay			$18,844,426

Venezuela — 3.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	14,199	$11,518,939
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	60,483	25,554,067
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	65,501	27,510,420

Total Venezuela			$64,583,426

Zambia — 1.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$21,264,160
Republic of Zambia, 8.97%, 7/30/27(4)	USD	14,419	13,842,240

Total Zambia			$35,106,400

Total Foreign Government Bonds (identified cost $1,491,848,292)			$1,396,453,653

Foreign Corporate Bonds — 4.0%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	7,400	$7,242,750

Total Azerbaijan			$7,242,750

Georgia — 0.9%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	15,830	$16,504,041

Total Georgia			$16,504,041

India — 2.3%
Export-Import Bank of India, 8.15%, 3/5/25	INR	115,000	$1,773,253
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	6,367,622
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	8,421,770
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,765,014
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,265,304
NTPC, Ltd., 9.17%, 9/22/24	INR	290,000	4,740,288
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	4,806,093
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,433,306
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,430,398

Total India			$43,003,048

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	3,018	$3,342,058
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	4,819	4,851,528

Total Russia			$8,193,586

Total Foreign Corporate Bonds (identified cost $76,177,746)			$74,943,425

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$9,700	$9,596,143

Total Ethiopia			$9,596,143

Total Sovereign Loans (identified cost $8,985,385)			$9,596,143

Collateralized Mortgage Obligations — 0.8%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.913%, 3/15/34(12)(13)		$3,541	$740,061
Series 3572, (Interest Only), Class JS, 6.613%, 9/15/39(12)(13)		6,603	1,042,025
Series 3586, (Interest Only), Class GS, 6.063%, 10/15/39(12)(13)		7,331	1,215,953

			$2,998,039

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.31%, 10/25/35(12)(13)		$10,893	$1,705,288
Series 2006-56, (Interest Only), Class CS, 7.02%, 7/25/36(12)(13)		4,982	1,084,061

Security	Principal Amount (000’s omitted)	Value
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(12)(13)	$16,353	$2,830,977
Series 2006-96, (Interest Only), Class SM, 7.06%, 10/25/36(12)(13)	11,096	1,964,756
Series 2007-36, (Interest Only), Class SG, 6.41%, 4/25/37(12)(13)	7,546	1,192,105
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(13)	3,392	213,689
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(12)(13)	9,028	1,629,096
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(12)(13)	7,652	1,061,708

		$11,681,680

Total Collateralized Mortgage Obligations (identified cost $12,325,833)		$14,679,719

Common Stocks — 1.0%

Security	Shares	Value
Romania — 0.5%
Banca Transilvania(14)	2,355,800	$1,406,085
BRD-Groupe Societe Generale SA(14)	462,800	1,314,709
Electrica SA	387,200	1,234,876
OMV Petrom SA	12,626,000	1,230,443
Societatea Nationala de Gaze Naturale ROMGAZ SA	132,300	1,132,345
Societatea Nationala Nuclearelectrica SA	165,000	307,778
Transelectrica SA	190,300	1,297,992
Transgaz SA Medias	18,500	1,263,520

Total Romania		$9,187,748

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(14)	28,302,666	$8,881,015

Total Singapore		$8,881,015

Total Common Stocks (identified cost $22,339,077)		$18,068,763

Investment Funds — 0.4%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$8,181,665

Total Investment Funds (identified cost $10,062,768)		$8,181,665

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	2,802,889	INR	65.58	1/4/16	$856,766
Indian Rupee	Standard Chartered Bank	INR	2,011,136	INR	65.52	1/4/16	598,522

Total Currency Call Options Purchased (identified cost $1,570,511)							$1,455,288

Currency Put Options Purchased — 1.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$85,686
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	350,849
Euro	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	2,066,507
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,867,999
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	6,016,516
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	4,175,109
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	7,106,303
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	854,504
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	988,443
Yuan Renminbi Offshore	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	415,411
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	417,010
Yuan Renminbi Offshore	Goldman Sachs International	CNH	163,993	CNH	6.39	7/27/16	460,058
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	513,933
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	478,547
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	952,101
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	891,300

Total Currency Put Options Purchased (identified cost $21,885,052)							$29,640,276

Call Options Purchased — 0.6%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Citibank, N.A.		394	HKD	14,000.00	12/30/15	$234,424
Nikkei 225 Index	Deutsche Bank AG		210	JPY	20,000.00	11/13/15	1,767,812
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	8,098,498
SGX CNX Nifty Index	Citibank, N.A.		1,145	INR	9,000.00	9/24/15	110,378

Total Call Options Purchased (identified cost $7,420,391)							$10,211,112

Short-Term Investments — 11.4%

Foreign Government Securities — 4.8%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	197,420	$1,073,651
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	626,230	3,376,638
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	75,310	405,365

Total Iceland			$4,855,654

Security	Principal Amount (000’s omitted)		Value
Lebanon — 3.2%
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,069,540	$2,699,526
Lebanon Treasury Bill, 0.00%, 8/20/15	LBP	2,681,700	1,775,879
Lebanon Treasury Bill, 0.00%, 9/3/15	LBP	4,768,100	3,152,634
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	1,627,350	1,070,648
Lebanon Treasury Bill, 0.00%, 11/12/15	LBP	10,003,900	6,559,086
Lebanon Treasury Bill, 0.00%, 11/26/15	LBP	7,058,400	4,619,196
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	9,081,700	5,920,700
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	8,152,230	5,305,548
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,525,307
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	7,120,679
Lebanon Treasury Bill, 0.00%, 2/11/16	LBP	4,000,000	2,589,570

Total Lebanon			$59,338,773

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	$2,294,674
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	855,253
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	937,341
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	674,637
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	889,389
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,759,228
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,358,706
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	16,650	120,204
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	596,680	4,302,966
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	16,830	121,231
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	125,860	905,539

Total Sri Lanka			$20,219,168

Uganda — 0.0%(7)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	$288,601
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	341,970

Total Uganda			$630,571

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	$227,329
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	124,452	3,944,154

Total Uruguay			$4,171,483

Total Foreign Government Securities (identified cost $89,838,921)			$89,215,649

U.S. Treasury Obligations — 2.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(15)		$30,500	$30,498,566
U.S. Treasury Bill, 0.00%, 10/15/15(15)		15,000	14,998,935

Total U.S. Treasury Obligations (identified cost $45,498,858)			$45,497,501

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.28% payable by the Portfolio and repurchase proceeds of EUR 4,996,656, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,093,256.	EUR	4,997	$5,488,178

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/29/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 273,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $166,600.(16)	USD	156	$155,951
Dated 7/30/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 307,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $187,348.(16)	USD	175	175,374

Total Repurchase Agreements (identified cost $5,875,718)			$5,819,503

Other — 3.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(17)		$70,565	$70,564,922

Total Other (identified cost $70,564,922)			$70,564,922

Total Short-Term Investments (identified cost $211,778,419)			$211,097,575

Total Investments — 95.7% (identified cost $1,864,393,474)			$1,774,327,619

Less Unfunded Loan Commitments — (0.1)%			$(1,622,046)

Net Investments — 95.6% (identified cost $1,862,771,428)			$1,772,705,573

Currency Put Options Written — (1.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$(85,686)
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	(350,849)
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(3,867,999)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(6,016,516)
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	(4,175,109)
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	(7,106,303)
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	(854,504)
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	(988,443)

Total Currency Put Options Written (premiums received $22,477,367)							$(23,445,409)

Call Options Written — (0.5)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	210	JPY	20,000.00	11/13/15	$(1,767,812)
Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	(8,098,498)

Total Call Options Written (premiums received $6,053,681)						$(9,866,310)

Other Assets, Less Liabilities — 6.2%						$115,616,471

Net Assets — 100.0%						$1,855,010,325

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $612,852,542 or 33.0% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $340,656,294 or 18.4% of the Portfolio’s net assets.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Amount is less than 0.05%.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(13)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Non-income producing.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $180,894.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,092,149)

Total Spain			$(5,092,149)

Ukraine — (0.0)%(1)
Ukraine Government International Bond, 7.75%, 9/23/20	USD	(580)	$(337,966)

Total Ukraine			$(337,966)

Total Foreign Government Bonds (proceeds $5,395,317)			$(5,430,115)

Total Securities Sold Short (proceeds $5,395,317)			$(5,430,115)

EUR	-	Euro

USD	-	United States Dollar

(1)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $16,388,554 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
12/2/15	Gold 8,388 Troy Ounces	United States Dollar 9,970,375	Citibank, N.A.	$775,544
12/2/15	Gold 3,113 Troy Ounces	United States Dollar 3,704,079	Merrill Lynch International	291,050

				$1,066,594

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 42,294,973	Hungarian Forint 13,064,917,273	JPMorgan Chase Bank, N.A.	$253,975	$—	$253,975
8/4/15	Euro 40,031,277	Polish Zloty 166,109,784	BNP Paribas	72,047	—	72,047
8/4/15	Euro 10,849,326	Polish Zloty 43,700,000	BNP Paribas	—	(330,220)	(330,220)
8/4/15	Euro 32,268,427	Polish Zloty 132,226,332	BNP Paribas	—	(385,047)	(385,047)
8/4/15	Hungarian Forint 3,289,689,000	Euro 10,849,898	BNP Paribas	155,929	—	155,929
8/4/15	Hungarian Forint 9,775,228,273	Euro 31,765,601	BNP Paribas	—	(57,887)	(57,887)
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 19,437,705	Deutsche Bank AG	679,395	—	679,395
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 18,769,309	Standard Chartered Bank	10,998	—	10,998
8/4/15	Polish Zloty 242,044,000	Euro 57,208,091	BNP Paribas	—	(1,338,090)	(1,338,090)
8/4/15	Polish Zloty 99,992,116	Euro 24,120,641	JPMorgan Chase Bank, N.A.	—	(17,834)	(17,834)
8/4/15	Swiss Franc 33,410,000	United States Dollar 35,690,631	Goldman Sachs International	1,115,448	—	1,115,448
8/4/15	United States Dollar 18,769,309	New Taiwan Dollar 592,228,000	Deutsche Bank AG	—	(10,998)	(10,998)
8/4/15	United States Dollar 19,376,018	New Taiwan Dollar 592,228,000	Standard Chartered Bank	—	(617,708)	(617,708)
8/4/15	United States Dollar 35,489,055	Swiss Franc 33,410,000	Goldman Sachs International	—	(913,872)	(913,872)
8/6/15	Australian Dollar 47,600,000	United States Dollar 37,107,770	Australia and New Zealand Banking Group Limited	2,316,464	—	2,316,464
8/6/15	Australian Dollar 20,595,000	United States Dollar 16,064,100	Deutsche Bank AG	1,011,013	—	1,011,013
8/10/15	Euro 25,504,000	United States Dollar 28,605,031	Standard Chartered Bank	593,281	—	593,281
8/10/15	Euro 31,432,000	United States Dollar 34,948,769	Standard Chartered Bank	426,132	—	426,132
8/10/15	Euro 5,096,000	United States Dollar 5,641,680	Standard Chartered Bank	44,602	—	44,602
8/10/15	Thai Baht 271,828,000	United States Dollar 8,041,059	Deutsche Bank AG	330,408	—	330,408
8/12/15	New Taiwan Dollar 461,230,000	United States Dollar 15,001,301	Barclays Bank PLC	406,376	—	406,376

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/15	New Taiwan Dollar 289,561,000	United States Dollar 9,418,149	BNP Paribas	$255,430	$—	$255,430
8/12/15	New Taiwan Dollar 106,594,000	United States Dollar 3,480,052	Citibank, N.A.	107,047	—	107,047
8/12/15	New Taiwan Dollar 640,509,000	United States Dollar 20,835,659	Deutsche Bank AG	567,722	—	567,722
8/12/15	United States Dollar 22,928,513	New Taiwan Dollar 702,415,000	BNP Paribas	—	(701,654)	(701,654)
8/12/15	United States Dollar 3,042,766	New Taiwan Dollar 93,063,000	Deutsche Bank AG	—	(97,928)	(97,928)
8/12/15	United States Dollar 22,938,579	New Taiwan Dollar 702,416,000	Goldman Sachs International	—	(711,688)	(711,688)
8/12/15	United States Dollar 6,145,569	Philippine Peso 275,469,000	Deutsche Bank AG	—	(123,943)	(123,943)
8/17/15	Japanese Yen 2,005,824,000	United States Dollar 16,271,266	Goldman Sachs International	84,883	—	84,883
8/17/15	Japanese Yen 2,317,465,000	United States Dollar 18,802,122	JPMorgan Chase Bank, N.A.	100,893	—	100,893
8/17/15	Singapore Dollar 55,892,000	United States Dollar 41,816,549	Deutsche Bank AG	1,091,926	—	1,091,926
8/17/15	Singapore Dollar 39,790,000	United States Dollar 29,756,096	Standard Chartered Bank	763,883	—	763,883
8/17/15	United States Dollar 25,645,590	Japanese Yen 3,185,626,000	Goldman Sachs International	61,431	—	61,431
8/18/15	British Pound Sterling 1,474,402	United States Dollar 2,326,775	JPMorgan Chase Bank, N.A.	24,508	—	24,508
8/18/15	United States Dollar 2,302,195	British Pound Sterling 1,474,402	JPMorgan Chase Bank, N.A.	72	—	72
8/18/15	United States Dollar 16,879,081	Chilean Peso 10,193,277,000	BNP Paribas	—	(1,780,647)	(1,780,647)
8/19/15	Australian Dollar 33,952,539	United States Dollar 27,192,249	Morgan Stanley & Co. International PLC	2,393,583	—	2,393,583
8/19/15	Australian Dollar 33,586,000	United States Dollar 26,901,882	Standard Chartered Bank	2,370,933	—	2,370,933
8/19/15	Australian Dollar 5,607,000	United States Dollar 4,301,758	Standard Chartered Bank	206,449	—	206,449
8/19/15	Australian Dollar 5,911,000	United States Dollar 4,520,266	Standard Chartered Bank	202,918	—	202,918
8/19/15	Euro 47,547,879	United States Dollar 54,253,556	Goldman Sachs International	2,024,561	—	2,024,561
8/19/15	Euro 5,070,163	United States Dollar 5,517,960	Goldman Sachs International	—	(51,364)	(51,364)
8/19/15	New Zealand Dollar 27,236,592	United States Dollar 20,189,260	Morgan Stanley & Co. International PLC	2,232,736	—	2,232,736
8/19/15	New Zealand Dollar 27,201,000	United States Dollar 20,171,174	Standard Chartered Bank	2,238,115	—	2,238,115
8/19/15	Romanian Leu 1,040,000	United States Dollar 260,571	BNP Paribas	1,507	—	1,507
8/19/15	Romanian Leu 3,511,580	United States Dollar 875,821	BNP Paribas	1,087	—	1,087
8/19/15	Romanian Leu 100,000	United States Dollar 24,655	BNP Paribas	—	(255)	(255)
8/19/15	Romanian Leu 2,007,747	United States Dollar 499,837	BNP Paribas	—	(292)	(292)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/19/15	Romanian Leu 140,000	United States Dollar 34,478	BNP Paribas	$—	$(396)	$(396)
8/19/15	Romanian Leu 200,000	United States Dollar 49,299	BNP Paribas	—	(521)	(521)
8/19/15	Romanian Leu 809,910	United States Dollar 201,147	BNP Paribas	—	(602)	(602)
8/19/15	Romanian Leu 234,996	United States Dollar 57,758	BNP Paribas	—	(779)	(779)
8/19/15	Romanian Leu 590,250	United States Dollar 145,998	BNP Paribas	—	(1,033)	(1,033)
8/19/15	Romanian Leu 796,900	United States Dollar 196,713	BNP Paribas	—	(1,795)	(1,795)
8/19/15	Romanian Leu 2,555,366	United States Dollar 634,086	BNP Paribas	—	(2,455)	(2,455)
8/19/15	Romanian Leu 1,502,120	United States Dollar 371,697	BNP Paribas	—	(2,481)	(2,481)
8/19/15	Romanian Leu 942,718	United States Dollar 231,439	BNP Paribas	—	(3,392)	(3,392)
8/19/15	Romanian Leu 2,682,797	United States Dollar 664,864	BNP Paribas	—	(3,420)	(3,420)
8/19/15	Romanian Leu 2,980,000	United States Dollar 735,274	BNP Paribas	—	(7,043)	(7,043)
8/19/15	Romanian Leu 3,448,644	United States Dollar 850,887	BNP Paribas	—	(8,169)	(8,169)
8/19/15	Romanian Leu 4,137,000	United States Dollar 1,021,525	BNP Paribas	—	(9,000)	(9,000)
8/19/15	Romanian Leu 4,074,060	United States Dollar 995,920	BNP Paribas	—	(18,927)	(18,927)
8/19/15	Romanian Leu 38,077,800	United States Dollar 9,724,143	Deutsche Bank AG	238,974	—	238,974
8/19/15	Romanian Leu 1,738,190	United States Dollar 430,479	Standard Chartered Bank	—	(2,503)	(2,503)
8/19/15	United States Dollar 32,243,959	Mexican Peso 487,706,000	Morgan Stanley & Co. International PLC	—	(2,008,188)	(2,008,188)
8/19/15	United States Dollar 31,997,291	Mexican Peso 484,183,000	Standard Chartered Bank	—	(1,979,932)	(1,979,932)
8/24/15	Polish Zloty 15,786,000	United States Dollar 4,311,021	Goldman Sachs International	128,593	—	128,593
8/24/15	Thai Baht 187,581,000	United States Dollar 5,549,734	Deutsche Bank AG	231,615	—	231,615
8/26/15	Euro 109,567,734	United States Dollar 122,095,709	Standard Chartered Bank	1,730,423	—	1,730,423
8/31/15	Indonesian Rupiah 79,702,267,000	United States Dollar 5,903,872	Citibank, N.A.	48,758	—	48,758
8/31/15	United States Dollar 5,893,830	Indonesian Rupiah 79,702,267,000	Deutsche Bank AG	—	(38,716)	(38,716)
9/8/15	Euro 3,600,000	United States Dollar 4,081,936	BNP Paribas	126,489	—	126,489
9/8/15	Thai Baht 161,026,000	United States Dollar 4,745,830	Standard Chartered Bank	182,967	—	182,967
9/8/15	United States Dollar 5,941,973	Philippine Peso 268,393,000	BNP Paribas	—	(81,064)	(81,064)
9/8/15	United States Dollar 21,891,020	Philippine Peso 992,911,000	BNP Paribas	—	(208,782)	(208,782)
9/8/15	United States Dollar 20,433,160	Philippine Peso 926,889,000	JPMorgan Chase Bank, N.A.	—	(192,647)	(192,647)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 11,748,301	United States Dollar 13,130,136	Goldman Sachs International	$221,676	$—	$221,676
9/9/15	Euro 488,300	United States Dollar 542,369	Goldman Sachs International	5,849	—	5,849
9/9/15	Euro 220,211	United States Dollar 246,796	Goldman Sachs International	4,839	—	4,839
9/9/15	Euro 581,428	United States Dollar 631,942	Goldman Sachs International	—	(6,902)	(6,902)
9/9/15	Euro 27,442,983	United States Dollar 30,621,429	Standard Chartered Bank	468,419	—	468,419
9/9/15	Indian Rupee 2,829,920,000	United States Dollar 43,712,417	BNP Paribas	—	(258,853)	(258,853)
9/9/15	Indian Rupee 708,970,000	United States Dollar 11,020,830	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 622,478,000	United States Dollar 9,692,899	Nomura International PLC	20,842	—	20,842
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,670,000	United States Dollar 10,362,478	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 7,296,303	Indian Rupee 473,603,000	Australia and New Zealand Banking Group Limited	62,536	—	62,536
9/9/15	United States Dollar 6,854,403	Indian Rupee 444,957,000	Bank of America, N.A.	59,335	—	59,335
9/9/15	United States Dollar 7,746,286	Indian Rupee 502,854,000	BNP Paribas	67,055	—	67,055
9/9/15	United States Dollar 1,947,790	Indian Rupee 125,261,000	Goldman Sachs International	—	(1,486)	(1,486)
9/9/15	United States Dollar 3,275,548	Indian Rupee 213,533,000	Nomura International PLC	42,325	—	42,325
9/14/15	New Turkish Lira 63,756,160	United States Dollar 22,929,746	BNP Paribas	195,349	—	195,349
9/14/15	New Turkish Lira 81,844,600	United States Dollar 29,259,474	BNP Paribas	75,036	—	75,036
9/14/15	New Turkish Lira 6,976,840	United States Dollar 2,509,203	BNP Paribas	21,377	—	21,377
9/14/15	New Turkish Lira 15,049,000	United States Dollar 5,338,607	BNP Paribas	—	(27,619)	(27,619)
9/14/15	South African Rand 254,160,717	United States Dollar 20,548,203	BNP Paribas	601,291	—	601,291
9/14/15	South African Rand 438,722,000	United States Dollar 34,875,949	BNP Paribas	444,393	—	444,393
9/14/15	Thai Baht 193,030,000	United States Dollar 5,688,227	Deutsche Bank AG	219,438	—	219,438
9/14/15	Thai Baht 36,486,000	United States Dollar 1,074,856	JPMorgan Chase Bank, N.A.	41,161	—	41,161
9/14/15	United States Dollar 4,642,575	New Turkish Lira 12,937,000	BNP Paribas	—	(29,454)	(29,454)
9/14/15	United States Dollar 30,331,350	New Turkish Lira 84,904,000	BNP Paribas	—	(55,980)	(55,980)
9/14/15	United States Dollar 34,037,403	New Turkish Lira 94,641,000	BNP Paribas	—	(289,980)	(289,980)
9/14/15	United States Dollar 7,630,747	South African Rand 97,086,000	BNP Paribas	—	(11,294)	(11,294)
9/14/15	United States Dollar 30,348,346	South African Rand 382,462,000	BNP Paribas	—	(332,159)	(332,159)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/15/15	New Zealand Dollar 4,397,452	United States Dollar 3,062,122	BNP Paribas	$169,293	$—	$169,293
9/15/15	New Zealand Dollar 2,644,800	United States Dollar 1,835,605	BNP Paribas	95,744	—	95,744
9/15/15	New Zealand Dollar 3,646,152	United States Dollar 2,397,345	Standard Chartered Bank	—	(1,247)	(1,247)
9/16/15	Euro 33,590,261	United States Dollar 37,650,988	JPMorgan Chase Bank, N.A.	739,856	—	739,856
9/16/15	Euro 10,081,922	United States Dollar 11,448,627	JPMorgan Chase Bank, N.A.	369,965	—	369,965
9/16/15	Euro 2,583,379	United States Dollar 2,880,855	JPMorgan Chase Bank, N.A.	42,073	—	42,073
9/16/15	Euro 1,100,231	United States Dollar 1,246,184	JPMorgan Chase Bank, N.A.	37,180	—	37,180
9/16/15	Euro 294,723	United States Dollar 329,703	JPMorgan Chase Bank, N.A.	5,843	—	5,843
9/17/15	United States Dollar 10,826,640	Chilean Peso 6,930,132,000	BNP Paribas	—	(590,639)	(590,639)
9/18/15	Euro 34,608,814	Polish Zloty 144,651,000	Deutsche Bank AG	264,887	—	264,887
9/18/15	Hungarian Forint 2,117,565,000	Euro 6,832,380	Deutsche Bank AG	—	(56,798)	(56,798)
9/18/15	Hungarian Forint 4,893,254,500	Euro 15,724,583	Deutsche Bank AG	—	(201,174)	(201,174)
9/18/15	Hungarian Forint 8,466,102,000	Euro 27,033,566	Deutsche Bank AG	—	(537,559)	(537,559)
9/21/15	Euro 3,065,034	Serbian Dinar 382,362,995	Citibank, N.A.	113,151	—	113,151
9/22/15	South African Rand 425,484,000	United States Dollar 34,393,941	Standard Chartered Bank	1,047,923	—	1,047,923
9/23/15	Euro 1,219,648	Serbian Dinar 152,090,108	Deutsche Bank AG	44,297	—	44,297
9/24/15	Canadian Dollar 5,353,000	United States Dollar 4,216,056	Goldman Sachs International	124,408	—	124,408
9/24/15	Canadian Dollar 59,855,000	United States Dollar 48,791,920	HSBC Bank USA, N.A.	3,040,830	—	3,040,830
9/24/15	Canadian Dollar 11,327,000	United States Dollar 9,234,959	Standard Chartered Bank	576,992	—	576,992
9/24/15	Canadian Dollar 5,438,000	United States Dollar 4,187,669	Standard Chartered Bank	31,050	—	31,050
9/24/15	Canadian Dollar 61,387,000	United States Dollar 50,042,390	State Street Bank and Trust Company	3,120,292	—	3,120,292
9/24/15	United States Dollar 17,466,795	Yuan Renminbi 109,150,000	Deutsche Bank AG	49,649	—	49,649
9/24/15	United States Dollar 17,411,821	Yuan Renminbi 108,850,000	Standard Chartered Bank	56,479	—	56,479
9/24/15	United States Dollar 2,729,199	Yuan Renminbi 16,876,000	Standard Chartered Bank	22,268	—	22,268
9/24/15	Yuan Renminbi 234,876,000	United States Dollar 38,085,941	Deutsche Bank AG	—	(208,291)	(208,291)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	ICBC Standard Bank plc	—	(331,105)	(331,105)
9/28/15	United States Dollar 17,045,800	Yuan Renminbi 106,630,000	JPMorgan Chase Bank, N.A.	335,264	—	335,264
9/28/15	United States Dollar 17,805,131	Yuan Renminbi 111,380,000	Standard Chartered Bank	350,199	—	350,199
9/28/15	Yuan Renminbi 218,010,000	United States Dollar 35,333,874	Standard Chartered Bank	—	(202,520)	(202,520)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/29/15	New Taiwan Dollar 379,204,000	United States Dollar 12,059,278	Goldman Sachs International	$92,318	$—	$92,318
9/29/15	New Taiwan Dollar 472,440,000	United States Dollar 15,021,940	JPMorgan Chase Bank, N.A.	112,628	—	112,628
9/30/15	Euro 8,206,500	United States Dollar 9,173,390	Citibank, N.A.	153,708	—	153,708
9/30/15	Euro 24,060,072	United States Dollar 26,983,371	Deutsche Bank AG	539,188	—	539,188
9/30/15	Euro 8,637,928	United States Dollar 9,689,423	Goldman Sachs International	195,563	—	195,563
9/30/15	Euro 18,293,000	United States Dollar 20,197,301	Goldman Sachs International	91,649	—	91,649
9/30/15	Euro 3,319,000	United States Dollar 3,670,748	Goldman Sachs International	22,868	—	22,868
9/30/15	South African Rand 386,052,573	United States Dollar 31,376,949	BNP Paribas	1,163,414	—	1,163,414
10/1/15	Hungarian Forint 3,333,077,000	Euro 10,700,087	Morgan Stanley & Co. International PLC	—	(144,728)	(144,728)
10/1/15	United States Dollar 3,255,249	Philippine Peso 147,593,000	Bank of America, N.A.	—	(38,314)	(38,314)
10/2/15	Singapore Dollar 14,571,143	United States Dollar 10,795,039	JPMorgan Chase Bank, N.A.	191,958	—	191,958
10/8/15	Euro 7,811,937	Polish Zloty 32,957,000	BNP Paribas	133,381	—	133,381
10/8/15	Hungarian Forint 4,251,066,500	Euro 13,409,881	BNP Paribas	—	(442,343)	(442,343)
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	ICBC Standard Bank plc	—	(1,335,553)	(1,335,553)
10/13/15	Australian Dollar 53,017,000	United States Dollar 39,320,588	JPMorgan Chase Bank, N.A.	711,303	—	711,303
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	101,191	—	101,191
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	11,896	—	11,896
10/15/15	Hungarian Forint 3,403,014,000	Euro 10,921,098	Bank of America, N.A.	—	(146,740)	(146,740)
10/16/15	Euro 1,308,735	United States Dollar 1,428,288	Standard Chartered Bank	—	(10,504)	(10,504)
10/16/15	Euro 1,312,531	United States Dollar 1,427,010	Standard Chartered Bank	—	(15,955)	(15,955)
10/16/15	Japanese Yen 3,531,598,000	United States Dollar 28,676,625	Goldman Sachs International	151,628	—	151,628
10/20/15	Australian Dollar 44,174,000	United States Dollar 32,587,602	Goldman Sachs International	429,930	—	429,930
10/20/15	Australian Dollar 6,760,000	United States Dollar 4,966,136	Standard Chartered Bank	45,009	—	45,009
10/21/15	Singapore Dollar 3,680,000	United States Dollar 2,690,688	BNP Paribas	14,159	—	14,159
10/23/15	Euro 33,901,184	United States Dollar 37,138,408	Standard Chartered Bank	—	(136,165)	(136,165)
10/26/15	Romanian Leu 49,060,729	United States Dollar 12,181,435	BNP Paribas	—	(29,005)	(29,005)
10/26/15	Romanian Leu 34,801,631	United States Dollar 8,610,855	BNP Paribas	—	(50,721)	(50,721)
10/26/15	United States Dollar 3,100,775	Uruguayan Peso 86,000,000	HSBC Bank USA, N.A.	—	(148,124)	(148,124)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/27/15	Indian Rupee 1,946,706,000	United States Dollar 30,139,993	Deutsche Bank AG	$115,532	$—	$115,532
10/27/15	United States Dollar 14,334,854	Indian Rupee 925,871,000	Deutsche Bank AG	—	(54,948)	(54,948)
10/28/15	Euro 16,472,149	United States Dollar 18,051,993	Goldman Sachs International	—	(60,780)	(60,780)
10/29/15	New Taiwan Dollar 978,540,000	United States Dollar 31,089,436	Bank of America, N.A.	200,984	—	200,984
10/29/15	New Taiwan Dollar 471,840,000	United States Dollar 14,986,184	Citibank, N.A.	92,151	—	92,151
11/3/15	Euro 24,026,748	Polish Zloty 99,992,116	JPMorgan Chase Bank, N.A.	16,822	—	16,822
11/3/15	Hungarian Forint 13,064,917,273	Euro 42,183,676	JPMorgan Chase Bank, N.A.	—	(256,783)	(256,783)
11/4/15	Euro 1,557,274	United States Dollar 1,723,902	Deutsche Bank AG	11,320	—	11,320
11/4/15	Euro 1,518,088	United States Dollar 1,669,897	Deutsche Bank AG	409	—	409
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	2,312,155	—	2,312,155
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(1,426,687)	(1,426,687)
11/30/15	United States Dollar 1,938,323	Zambian Kwacha 15,022,000	Standard Chartered Bank	—	(84,945)	(84,945)
12/3/15	United States Dollar 1,953,061	Zambian Kwacha 15,312,000	ICBC Standard Bank plc	—	(66,667)	(66,667)
12/3/15	United States Dollar 3,254,987	Zambian Kwacha 25,454,000	ICBC Standard Bank plc	—	(119,128)	(119,128)
12/4/15	United States Dollar 1,853,032	Zambian Kwacha 14,361,000	Standard Chartered Bank	—	(84,661)	(84,661)
12/8/15	United States Dollar 1,953,017	Zambian Kwacha 15,214,000	ICBC Standard Bank plc	—	(83,254)	(83,254)
12/23/15	United States Dollar 1,092,481	Zambian Kwacha 8,718,000	Citibank, N.A.	—	(28,820)	(28,820)
12/28/15	United States Dollar 1,816,877	Zambian Kwacha 14,426,000	Standard Chartered Bank	—	(61,036)	(61,036)
1/11/16	United States Dollar 726,787	Zambian Kwacha 5,847,000	BNP Paribas	—	(19,894)	(19,894)
1/11/16	United States Dollar 1,952,899	Zambian Kwacha 16,502,000	ICBC Standard Bank plc	42,166	—	42,166
1/13/16	New Turkish Lira 9,146,000	United States Dollar 3,359,783	BNP Paribas	204,241	—	204,241
1/13/16	New Turkish Lira 18,610,000	United States Dollar 6,831,815	Standard Chartered Bank	411,016	—	411,016
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(1,052,376)	(1,052,376)
1/14/16	United States Dollar 1,755,740	Zambian Kwacha 14,836,000	Standard Chartered Bank	35,338	—	35,338
1/15/16	United States Dollar 1,820,828	Zambian Kwacha 14,512,000	Citibank, N.A.	—	(69,702)	(69,702)
1/19/16	United States Dollar 1,755,856	Zambian Kwacha 14,916,000	Standard Chartered Bank	40,588	—	40,588
1/19/16	United States Dollar 7,266,891	Zambian Kwacha 59,316,000	Standard Chartered Bank	—	(123,024)	(123,024)
1/22/16	Euro 12,298,048	Serbian Dinar 1,561,852,110	Citibank, N.A.	448,064	—	448,064
1/29/16	Euro 5,980,354	Serbian Dinar 765,784,367	Citibank, N.A.	267,591	—	267,591
1/29/16	Euro 817,860	Serbian Dinar 103,688,344	Citibank, N.A.	27,297	—	27,297

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/16	Euro 422,534	Serbian Dinar 53,535,000	Deutsche Bank AG	$13,800	$—	$13,800
2/19/16	United States Dollar 972,252	Uruguayan Peso 26,980,000	HSBC Bank USA, N.A.	—	(78,783)	(78,783)
3/2/16	United States Dollar 22,343,351	Yuan Renminbi 142,690,000	JPMorgan Chase Bank, N.A.	636,658	—	636,658
3/2/16	United States Dollar 22,343,297	Yuan Renminbi 142,691,000	Standard Chartered Bank	636,873	—	636,873
3/2/16	Yuan Renminbi 285,381,000	United States Dollar 45,840,655	Standard Chartered Bank	—	(119,524)	(119,524)
3/7/16	United States Dollar 10,833,007	Yuan Renminbi 69,185,000	BNP Paribas	304,230	—	304,230
3/7/16	United States Dollar 11,574,381	Yuan Renminbi 73,914,000	Standard Chartered Bank	324,119	—	324,119
3/7/16	Yuan Renminbi 143,099,000	United States Dollar 22,980,408	Standard Chartered Bank	—	(55,330)	(55,330)
4/1/16	Omani Rial 8,447,000	United States Dollar 21,849,457	BNP Paribas	—	(27,634)	(27,634)
5/11/16	Omani Rial 5,889,000	United States Dollar 15,177,835	BNP Paribas	—	(63,170)	(63,170)
6/6/16	Omani Rial 7,545,200	United States Dollar 19,472,489	BNP Paribas	—	(46,986)	(46,986)
6/6/16	Omani Rial 13,994,250	United States Dollar 36,120,719	BNP Paribas	—	(82,485)	(82,485)
3/23/17	Omani Rial 4,238,000	United States Dollar 10,922,680	BNP Paribas	—	(3,887)	(3,887)
3/27/17	Omani Rial 4,239,000	United States Dollar 10,925,258	BNP Paribas	—	(3,419)	(3,419)
5/25/17	Omani Rial 9,970,000	United States Dollar 25,401,274	BNP Paribas	—	(286,371)	(286,371)
6/5/17	Omani Rial 14,937,250	United States Dollar 38,102,314	BNP Paribas	—	(378,880)	(378,880)

				$48,347,942	$(22,091,658)	$26,256,284

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	52,944,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$18,164,577	$28,673
8/11/15	COP	53,519,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	18,361,714	29,096
8/18/15	COP	85,843,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	30,448,035	(26,647)
8/21/15	COP	184,013,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	65,154,019	(8,627)
9/3/15	COP	63,570,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	21,671,904	177,708
9/3/15	COP	13,819,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	4,729,169	20,459
9/3/15	COP	45,543,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	16,382,973	122,773
9/3/15	COP	27,647,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	9,930,553	87,275

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
9/16/15	COP	26,480,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$9,059,163	$42,871
9/21/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	33,363,104	115,189
9/23/15	COP	36,037,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	12,340,103	47,449
9/23/15	COP	103,320,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	36,572,410	137,768
9/23/15	COP	71,584,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	29,090,400	428,621
9/30/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	33,311,720	193,487

						$1,396,095

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
10/15	232 Platinum	Long	$12,496,835	$11,426,000	$(1,070,835)
11/15	706 Brent Crude Oil	Short	(42,246,327)	(38,300,500)	3,945,827
12/15	14 Gold	Short	(1,524,880)	(1,533,140)	(8,260)
Equity Futures
8/15	40 Hang Seng H-Shares Index	Long	2,906,728	2,865,946	(40,782)
8/15	2,413 SGX CNX Nifty Index	Long	40,799,658	41,365,147	565,489
9/15	335 E-mini S&P 500 Index	Short	(35,159,087)	(35,148,200)	10,887
9/15	71 Nikkei 225 Index	Long	7,328,975	7,304,479	(24,496)
9/15	3,517 SET50 Index	Short	(19,289,347)	(18,560,137)	729,210
9/15	355 TOPIX Index	Long	47,173,048	47,545,039	371,991
Interest Rate Futures
9/15	223 Euro-Bund	Short	(37,508,705)	(37,814,086)	(305,381)
9/15	312 IMM 10-Year Interest Rate Swap	Long	30,588,823	30,017,489	(571,334)
9/15	409 U.S. 2-Year Deliverable Interest Rate Swap	Short	(41,148,317)	(41,264,266)	(115,949)
9/15	881 U.S. 5-Year Deliverable Interest Rate Swap	Short	(89,225,211)	(90,233,672)	(1,008,461)
9/15	2,519 U.S. 10-Year Deliverable Interest Rate Swap	Short	(256,531,323)	(261,424,969)	(4,893,646)
9/15	59 U.S. 10-Year Treasury Note	Short	(7,469,999)	(7,518,813)	(48,814)
9/15	79 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,903,798)	(8,312,281)	(408,483)
9/15	22 U.S. Long Treasury Bond	Short	(3,399,687)	(3,430,625)	(30,938)
3/17	3,448 CME 90-Day Eurodollar	Short	(847,098,251)	(849,457,900)	(2,359,649)

					$(5,263,624)

CME: Chicago Mercantile Exchange.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-Shares Index: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET: Stock Exchange of India.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	1,211	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	9/16/17	$3,579
LCH.Clearnet	EUR	1,222	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	3,725
LCH.Clearnet	EUR	73,880	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	536,849
LCH.Clearnet	EUR	86,920	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	626,828
LCH.Clearnet	EUR	82,248	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(884,797)
LCH.Clearnet	EUR	5,314	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(69,787)
LCH.Clearnet	EUR	8,395	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(84,020)
LCH.Clearnet	EUR	10,430	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(258,068)
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20		12/16/16	57,833
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12		1/16/17	83,483
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(235,350)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(1,557,165)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(399,458)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	33,273
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46		1/9/25	434,296
LCH.Clearnet	JPY	1,901,448	Receives	6-month JPY LIBOR	0.63		5/14/25	(119,912)
LCH.Clearnet	JPY	941,666	Receives	6-month JPY LIBOR	0.61		7/23/25	(24,853)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20		10/24/17	337,634
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15		10/25/17	275,623
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04		10/30/17	301,950
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03		10/31/17	139,032
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04		10/31/17	152,327
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,176,706
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02		11/27/17	436,503
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96		11/28/17	772,447
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,569,039
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	169,711
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	256,905
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	422,554
LCH.Clearnet	NZD	31,292	Pays	3-month NZD Bank Bill	3.92		6/25/25	508,336
LCH.Clearnet	NZD	37,618	Pays	3-month NZD Bank Bill	3.81		7/20/25	307,079
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40		8/20/17	238,757
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95		10/27/19	223,873
LCH.Clearnet	PLN	41,449	Pays	6-month PLN WIBOR	1.78		2/27/20	(192,483)
LCH.Clearnet	PLN	64,872	Pays	6-month PLN WIBOR	1.72		2/27/20	(344,615)
LCH.Clearnet	PLN	193,719	Pays	6-month PLN WIBOR	1.78		2/27/20	(892,763)
LCH.Clearnet		$6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	53,232
LCH.Clearnet		$11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	93,192
LCH.Clearnet		$12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	39,636
LCH.Clearnet		$15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	49,368
LCH.Clearnet(1)		$8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	41,895
LCH.Clearnet		$10,838	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	82,286
LCH.Clearnet		$11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	46,524
LCH.Clearnet		$11,800	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/16/25	(159,650)

								$4,251,554

EUR	-	Euro

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$(3,218)
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(9,255)
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(5,028)
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(37,441)
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(30,298)
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(87,992)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	181,469
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	61,424
Bank of America, N.A.	MYR	17,210	Pays	3-month MYR KLIBOR	3.76	4/29/20	(75,759)
Bank of America, N.A.	MYR	22,350	Pays	3-month MYR KLIBOR	3.79	5/5/20	(88,585)
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(38,906)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	165,566
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	204,715
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	413,211
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	399,631
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	107,365
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(97,085)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(522,287)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	483,769
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	246,515
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	598,708
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	993,932
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	562,000
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(51,330)
BNP Paribas	CNY	119,410	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(40,432)
BNP Paribas	MYR	33,740	Pays	3-month MYR KLIBOR	3.75	4/29/20	(149,476)
BNP Paribas	MYR	25,280	Pays	3-month MYR KLIBOR	3.75	4/30/20	(114,258)
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	456,052
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(348,738)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	93,848
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	436,739
Citibank, N.A.	MYR	33,850	Pays	3-month MYR KLIBOR	3.74	4/30/20	(154,445)
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	233,619
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	301,116
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	63,833
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	199,422

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40%	8/20/17	$189,288
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	184,497
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	149,302
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	429,989
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(389,163)
Deutsche Bank AG	BRL	56,916	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	42,187
Deutsche Bank AG	BRL	83,622	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	85,173
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(102,573)
Deutsche Bank AG	CNY	118,175	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(51,161)
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(124,401)
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(80,253)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	94,588
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	710,885
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	417,959
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	285,998
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	242,390
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	113,263
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(103,735)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(74,066)
Deutsche Bank AG	SAR	30,549	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	(51,360)
Deutsche Bank AG	SAR	45,810	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	(41,709)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,038,454)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(1,129,616)
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	373,658
Goldman Sachs International	BRL	173,092	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	391,105
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	1,009,655
Goldman Sachs International	BRL	424,354	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	942,728
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	847,726
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,121,515
Goldman Sachs International	CLP	3,473,007	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	18,184
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(102,573)
Goldman Sachs International	CNY	236,350	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(102,323)
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(80,864)
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(109,656)
Goldman Sachs International	MYR	48,470	Pays	3-month MYR KLIBOR	3.75	4/28/20	(217,233)
Goldman Sachs International	MYR	33,260	Pays	3-month MYR KLIBOR	3.80	5/5/20	(129,073)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	140,607
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	(44,522)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(78,066)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64%	7/27/22	$(105,588)
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(82,657)
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(21,148)
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(80,864)
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(283,034)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	63,565
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(106,353)
JPMorgan Chase Bank, N.A.	MYR	127,090	Pays	3-month MYR KLIBOR	3.78	4/1/20	(509,694)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	270,248
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	142,078
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	142,078
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	188,726
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(1,418)
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(5,444)
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(100,484)
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(87,226)
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(109,391)

							$7,401,691

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

CLP	-	Chilean Peso

COP	-	Colombian Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SAR	-	Saudi Riyal

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/15	0.68%	$6,984	$3,679	$10,663

Total		$4,800					$6,984	$3,679	$10,663

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/20	$263,611	$(161,747)	$101,864

Total		$4,800				$263,611	$(161,747)	$101,864

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	BNP Paribas	$8,950	1.00	%(1)	3/20/20	1.69%	$(261,402)	$272,812	$11,410
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	1.69	(156,841)	163,948	7,107
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	1.69	(102,224)	105,428	3,204
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	1.69	(88,234)	91,270	3,036
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	1.69	(104,853)	111,109	6,256
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.56	(19,590)	27,548	7,958
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	2.41	(45,957)	71,530	25,573
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.64	68,718	6,544	75,262
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	1.08	(50,625)	320,738	270,113
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.02	1,674	51,998	53,672
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.77	6,448	2,083	8,531
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.77	1,798	555	2,353
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.26	(116,752)	192,461	75,709
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.26	(33,269)	105,174	71,905
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.26	(64,942)	80,601	15,659
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.26	(22,180)	32,590	10,410
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.77	7,741	2,777	10,518
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.77	4,608	1,667	6,275
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.26	(22,180)	58,418	36,238
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.26	(11,135)	27,303	16,168
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.26	(18,586)	47,232	28,646
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.77	9,671	3,814	13,485

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/15	0.77%	$4,042	$1,373	$5,415
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.77	1,799	652	2,451
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.77	23,446	17,946	41,392
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.77	21,102	9,132	30,234
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.26	(16,413)	56,218	39,805
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.26	(25,284)	79,932	54,648
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.26	(21,558)	75,700	54,142
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.26	(66,538)	224,921	158,383
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.26	(13,618)	45,429	31,811
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.38	(20,671)	29,975	9,304
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.26	(22,179)	57,430	35,251
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.38	(55,599)	72,781	17,182
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.38	(19,522)	29,422	9,900
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.26	(33,269)	86,145	52,876
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.26	(4,436)	6,533	2,097
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.38	(59,122)	87,419	28,297
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.63	(1,217,749)	520,896	(696,853)
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.78	(228,893)	157,306	(71,587)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.78	(291,771)	196,563	(95,208)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.78	(485,720)	346,185	(139,535)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.63	(736,040)	393,910	(342,130)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.78	(97,256)	69,403	(27,853)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.78	(94,995)	62,732	(32,263)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.78	(144,754)	104,922	(39,832)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.78	(291,771)	202,416	(89,355)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.78	(485,755)	350,308	(135,447)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.78	(711,671)	489,093	(222,578)

Total		$375,404					$(6,112,307)	$5,552,342	$(559,965)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$59,561	$(37,653)	$21,908
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	16,140	(6,670)	9,470
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	30,751	(18,442)	12,309
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	20,832	(14,328)	6,504
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	27,425	(15,212)	12,213
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	31,942	(17,227)	14,715
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	50,788	(31,370)	19,418
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	25,394	(15,994)	9,400
Chile	Barclays Bank PLC	4,280	1.00	(1)	6/20/20	(9,759)	48,649	38,890
Chile	Barclays Bank PLC	8,701	1.00	(1)	9/20/20	(5,004)	46,203	41,199
Chile	Goldman Sachs International	14,190	1.00	(1)	9/20/20	(8,161)	110,075	101,914
Chile	Goldman Sachs International	9,288	1.00	(1)	9/20/20	(5,341)	72,011	66,670
Chile	Goldman Sachs International	7,490	1.00	(1)	9/20/20	(4,308)	39,837	35,529
Chile	Goldman Sachs International	7,487	1.00	(1)	9/20/20	(4,306)	39,665	35,359
Chile	JPMorgan Chase Bank, N.A.	7,140	1.00	(1)	9/20/20	(4,107)	55,358	51,251
Chile	JPMorgan Chase Bank, N.A.	7,490	1.00	(1)	9/20/20	(4,308)	52,265	47,957
Chile	JPMorgan Chase Bank, N.A.	4,490	1.00	(1)	9/20/20	(2,582)	26,055	23,473
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(66,375)	(59,576)	(125,951)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(109,638)	(89,554)	(199,192)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(40,260)	(31,253)	(71,513)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(46,789)	(36,321)	(83,110)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(133,866)	83,106	(50,760)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	736,154	(732,504)	3,650
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,381	(366,572)	1,809
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,382	(367,006)	1,376
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,381	(377,212)	(8,831)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	38,026	(64,338)	(26,312)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	112,761	(181,846)	(69,085)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	224,524	(220,436)	4,088
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	190,913	(195,067)	(4,154)
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	218,474	(249,243)	(30,769)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	453,755	(516,945)	(63,190)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	28,520	(47,677)	(19,157)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	95,064	(162,600)	(67,536)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	45,391	(93,014)	(47,623)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	26,481	(43,446)	(16,965)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	36,163	(69,081)	(32,918)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	158,890	(299,690)	(140,800)
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	135,790	(134,447)	1,343
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	346,870	(358,973)	(12,103)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	88,950	(87,360)	1,590
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	11,449	(10,980)	469
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	38,025	(63,737)	(25,712)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	131,610	(157,645)	(26,035)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	179,485	(183,391)	(3,906)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	278,975	(285,335)	(6,360)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	365,693	(417,276)	(51,583)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	154,375	(152,123)	2,252
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	66,960	(137,211)	(70,251)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	43,652	(83,455)	(39,803)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,782	1.00	%(1)	12/20/16	$8,858	$(34,927)	$(26,069)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	26,333	(42,698)	(16,365)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	30,326	(52,581)	(22,255)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(80,777)	(33,245)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(82,341)	(34,809)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	30,039	(62,148)	(32,109)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	72,678	(135,452)	(62,774)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	33,117	(66,079)	(32,962)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	71,187	(130,088)	(58,901)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	78,163	(159,667)	(81,504)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	156,604	(231,303)	(74,699)
Lebanon	Deutsche Bank AG	1,338	1.00	(1)	3/20/18	57,309	(94,896)	(37,587)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	219,728	(378,832)	(159,104)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	219,728	(378,969)	(159,241)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,983,923	(3,072,432)	(1,088,509)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(249,313)	142,363	(106,950)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(231,093)	122,048	(109,045)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(80,384)	20,181	(60,203)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	69,656	(84,725)	(15,069)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	36,661	(53,145)	(16,484)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	611,966	(355,372)	256,594
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	45,826	(57,236)	(11,410)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	478,099	(251,303)	226,796
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(5,743)	(1,510)	(7,253)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(8,204)	(2,023)	(10,227)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(9,845)	(3,686)	(13,531)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(6,027)	(2,543)	(8,570)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(8,438)	(2,539)	(10,977)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(9,643)	(2,251)	(11,894)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(9,644)	(3,361)	(13,005)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(12,657)	(4,150)	(16,807)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(15,068)	(6,244)	(21,312)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(14,343)	(4,992)	(19,335)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(12,054)	(4,082)	(16,136)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(87,043)	(62,170)	(149,213)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(4,102)	(1,155)	(5,257)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(5,333)	(1,405)	(6,738)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(9,435)	(2,647)	(12,082)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(12,054)	(4,200)	(16,254)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(4,102)	(966)	(5,068)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(15,670)	(5,768)	(21,438)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America, N.A.	$6,200	1.00	%(1)	9/20/19	$(125,395)	$86,134	$(39,261)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(128,101)	95,067	(33,034)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(63,992)	46,496	(17,496)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(14,016)	9,925	(4,091)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(12,445)	10,574	(1,871)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(12,445)	9,962	(2,483)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(223,608)	108,755	(114,853)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(27,530)	13,465	(14,065)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(29,279)	17,777	(11,502)
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(34,114)	14,161	(19,953)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(72,777)	5,391	(67,386)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(12,422)	7,460	(4,962)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(46,553)	36,592	(9,961)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(12,422)	7,031	(5,391)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(40,100)	22,697	(17,403)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(38,084)	21,566	(16,518)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(76,397)	36,417	(39,980)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(17,737)	(6,020)	(23,757)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	(9,356)	1,353	(8,003)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(13,307)	7,112	(6,195)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(11,753)	10,000	(1,753)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(23,784)	15,054	(8,730)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(35,030)	19,248	(15,782)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(14,224)	6,951	(7,273)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(35,331)	17,811	(17,520)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(29,095)	16,853	(12,242)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(46,454)	(15,977)	(62,431)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	713,237	(477,561)	235,676
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	3,782,530	(1,524,744)	2,257,786
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	387,787	(77,443)	310,344
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	469,136	(92,606)	376,530
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	318,119	(64,457)	253,662
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1,099,572	(444,425)	655,147
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	189,218	(72,637)	116,581
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	52,792	(18,476)	34,316
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,396,749	(1,474,279)	922,470
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,333,146	(740,455)	592,691
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	455,309	(267,404)	187,905
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	682,965	(528,568)	154,397
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	227,180	(83,959)	143,221
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	135,240	(47,155)	88,085
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	282,292	(187,584)	94,708
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	282,292	(192,733)	89,559
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	283,827	(110,983)	172,844
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	118,632	(45,853)	72,779
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	52,792	(19,644)	33,148
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	518,763	(201,883)	316,880
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	576,404	(262,908)	313,496
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,559,278	(1,193,052)	366,226
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	336,929	(270,765)	66,164

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$5,700	1.00	%(1)	9/20/22	$519,053	$(399,236)	$119,817
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	442,560	(341,866)	100,694
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,365,929	(1,055,730)	310,199
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	279,560	(209,284)	70,276
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	252,309	(189,936)	62,373
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	678,670	(465,581)	213,089
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	238,297	(172,268)	66,029
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	91,061	(55,334)	35,727
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	721,659	(534,651)	187,008
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(18,504)	(137,383)	(155,887)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(18,667)	(121,416)	(140,083)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(6,961)	(60,338)	(67,299)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(24,679)	(217,954)	(242,633)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(20,250)	(256,492)	(276,742)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(18,100)	(290,889)	(308,989)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(18,100)	(327,662)	(345,762)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,514	(659,336)	(657,822)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(10,954)	(192,425)	(203,379)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(18,100)	(317,609)	(335,709)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(22,149)	(224,324)	(246,473)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	17,038	(2,048,744)	(2,031,706)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(6,034)	(590)	(6,624)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(8,447)	(1,228)	(9,675)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(18,102)	(355)	(18,457)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(81,055)	(86,847)	(167,902)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(88,811)	1,734	(87,077)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(24,740)	(4,344)	(29,084)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(7,175)	(1,180)	(8,355)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	43,679	(75,570)	(31,891)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	39,699	(67,811)	(28,112)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	70,167	(113,547)	(43,380)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	46,561	(72,866)	(26,305)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	49,886	(82,173)	(32,287)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	46,561	(80,680)	(34,119)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	100,217	(178,007)	(77,790)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	9,232	(15,759)	(6,527)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	93,143	(166,181)	(73,038)

Total						$28,433,849	$(28,581,688)	$(147,839)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $380,204,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month USD- LIBOR-BBA on USD 393,590 plus TRY 700,000	6.97% on TRY 700,000 plus USD 393,590	8/19/13/ 8/18/21	$157,080
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 7,199,971 plus TRY 10,951,156	8.23% on TRY 10,951,156 plus USD 7,199,971	8/19/13/ 9/3/20	3,205,615
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,998,906 plus TRY 7,310,000	6.45% on TRY 7,310,000 plus USD 3,998,906	8/19/13/ 1/6/21	1,654,317
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,216,309 plus TRY 5,133,229	8.23% on TRY 5,133,229 plus USD 3,216,309	8/19/13/ 2/25/21	1,444,266
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,093,923 plus TRY 5,600,000	6.26% on TRY 5,600,000 plus USD 3,093,923	8/19/13/ 10/18/21	1,312,386
Credit Suisse International	3-month USD- LIBOR-BBA on USD 5,676,377 plus TRY 10,103,952	6.90% on TRY 10,103,952 plus USD 5,676,377	8/19/13/ 8/18/21	2,276,564
Deutsche Bank AG	3-month USD- LIBOR-BBA on USD 7,920,372 plus TRY 14,468,935	6.45% on TRY 14,468,935 plus USD 7,920,372	8/19/13/ 1/6/21	3,279,649
Deutsche Bank AG	3-month USD- LIBOR-BBA on USD 11,832,208 plus TRY 18,836,875	8.20% on TRY 18,836,875 plus USD 11,832,208	8/19/13/ 2/24/21	5,337,129
HSBC Bank USA, N.A.	3-month USD- LIBOR-BBA on USD 8,470,078 plus TRY 16,211,730	7.85% on TRY 16,211,730 plus USD 8,470,078	7/19/13/ 2/23/22	3,037,336
JPMorgan Chase Bank, N.A.	3-month USD- LIBOR-BBA on USD 15,429,922 plus TRY 29,548,300	7.86% on TRY 29,548,300 plus USD 15,429,922	7/19/13/ 7/21/21	5,797,033
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704	3-month USD- LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000	8/8/14/ 4/8/16	(3,184,664)

				$24,316,711

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	CLF	145	CLP	3,564,428	6-month Sinacofi Chile Interbank Rate	1.17%	12/9/19	$143,256

								$143,256

Net Unrealized Appreciation (Depreciation)
$24,459,967

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

USD	-	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480	EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
Options written	431		158,186		56,549		—		259,272		43,726		9,645,810	43,736,114
Options exercised	—		(158,186)		(56,549)		(486,320)		(198,588)		—		(13,600,905)	(25,704,465)
Options expired	(690)		—		—		(713,160)		—		(34,275)		—	(5,365,374)

Outstanding, end of period	431	AUD	—	CAD	—	CNH	—	EUR	154,398	GBP	43,726	JPY	5,990,400	$28,531,048

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$1,066,594	$—
Commodity	Futures Contracts*	3,945,827	(1,079,095)

		$5,012,421	$(1,079,095)

Credit	Credit Default Swaps	$31,456,474	$(9,134,932)
Credit	Credit Default Swaps (Centrally Cleared)*	112,527	—

		$31,569,001	$(9,134,932)

Equity Price	Futures Contracts*	$1,677,577	$(65,278)
Equity Price	Options Purchased	10,211,112	—
Equity Price	Options Written	–	(9,866,310)

		$11,888,689	$(9,931,588)

Foreign Exchange	Currency Options Purchased	$31,095,564	$—
Foreign Exchange	Currency Options Written	—	(23,445,409)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	48,347,942	(22,091,658)

		$79,443,506	$(45,537,067)

Interest Rate	Cross-Currency Swaps	$27,644,631	$(3,184,664)
Interest Rate	Futures Contracts*	—	(9,742,655)
Interest Rate	Interest Rate Swaps	14,800,326	(7,398,635)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	9,474,475	(5,222,921)
Interest Rate	Non-deliverable Bond Forward Contracts	1,431,369	(35,274)

		$53,350,801	$(25,584,149)

		$181,264,418	$(91,266,831)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	5/7/15	On Demand	(0.75)%	$3,847,158	$3,847,158
Barclays Bank PLC	6/17/15	On Demand	(0.25)	1,483,650	1,483,650
Barclays Bank PLC	7/31/15	On Demand	(1.00)	5,388,900	5,388,900
Citibank, N.A.	5/13/15	On Demand	(1.00)	1,868,888	1,868,888
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	8,105,892	8,105,892
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	1,361,305	1,361,305
JPMorgan Chase Bank, N.A.	7/29/15	On Demand	(0.25)	10,711,324	10,711,324

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,900,457,698

Gross unrealized appreciation	$36,389,440
Gross unrealized depreciation	(141,870,029)

Net unrealized depreciation	$(105,480,589)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$1,396,453,653		$—	$1,396,453,653
Foreign Corporate Bonds	—	74,943,425		—	74,943,425
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		7,974,097	7,974,097
Collateralized Mortgage Obligations	—	14,679,719		—	14,679,719
Common Stocks	—	18,068,763	**	—	18,068,763
Investment Funds	—	8,181,665		—	8,181,665
Currency Call Options Purchased	—	1,455,288		—	1,455,288
Currency Put Options Purchased	—	29,640,276		—	29,640,276
Call Options Purchased	—	10,211,112		—	10,211,112

Asset Description	Level 1	Level 2	Level 3*	Total
Short-Term Investments
Foreign Government Securities	$—	$89,215,649	$—	$89,215,649
U.S. Treasury Obligations	—	45,497,501	—	45,497,501
Repurchase Agreements	—	5,819,503	—	5,819,503
Other	—	70,564,922	—	70,564,922
Total Investments	$—	$1,764,731,476	$7,974,097	$1,772,705,573
Forward Commodity Contracts	$—	$1,066,594	$—	$1,066,594
Forward Foreign Currency Exchange Contracts	—	48,347,942	—	48,347,942
Non-deliverable Bond Forward Contracts	—	1,431,369	—	1,431,369
Futures Contracts	3,956,714	1,666,690	—	5,623,404
Swap Contracts	—	83,646,501	—	83,646,501
Total	$3,956,714	$1,900,890,572	$7,974,097	$1,912,821,383

Liability Description
Currency Put Options Written	$—	$(23,445,409)	$—	$(23,445,409)
Call Options Written	—	(9,866,310)	—	(9,866,310)
Securities Sold Short	—	(5,430,115)	—	(5,430,115)
Forward Foreign Currency Exchange Contracts	—	(22,091,658)	—	(22,091,658)
Non-deliverable Bond Forward Contracts	—	(35,274)	—	(35,274)
Futures Contracts	(10,821,750)	(65,278)	—	(10,887,028)
Swap Contracts	—	(24,941,152)	—	(24,941,152)
Total	$(10,821,750)	$(85,875,196)	$—	$(96,696,946)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015